Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) lease projects loan equityaccountedjointventures vessel	Dec. 31, 2021 USD ($) projects	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2023 lease	Dec. 31, 2023 loan	Dec. 31, 2023 equityaccountedjointventures	Dec. 31, 2023 vessel	Dec. 31, 2023 floating_storage_unit	Dec. 31, 2023 USD ($)	Dec. 31, 2023 projects	Sep. 20, 2022	Jan. 01, 2021 USD ($)	Jan. 01, 2020 projects	Sep. 30, 2018	Dec. 31, 2017	Dec. 01, 2015
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss		$ 26,200	$ 34,000								$ 9,700			$ 30,177
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ (13,900)	(21,700)	3,400
Net Investment in Lease, Allowance for Credit Loss		36,600	58,300								22,700			54,937
Total credit loss provision		67,000	98,100								35,400			91,920
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	(16,500)	(7,800)	3,800
Total allowance for credit loss period increase (decrease)	(31,600)	$ (31,100)	$ 6,180
Number of LNG projects | projects		1	2									2
Number of loans to equity-accounted joint ventures | loan		1					1
Number of vessels						10			42
Number of direct financing and sales-type leases | lease		3				4
Number of equity-accounted joint ventures | equityaccountedjointventures		3						3
LNG segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	$ (16,500)	$ (7,800)	$ 3,823
Number of vessels | vessel									49
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels		9				9			9
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									14
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									4
Ownership percentage (in percentage)					33.00%
Excalibur Joint Venture | Exmar NV [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)													50.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									4
Ownership percentage (in percentage)					40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									6
Ownership percentage (in percentage)					50.00%
Yamal LNG Joint Venture | China LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects															1
Number of vessels | vessel									0
Ownership percentage (in percentage)					30.00%												30.00%	30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									18
Ownership percentage (in percentage)				50.00%	50.00%
Pan Union Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel									4
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years
Bahrain Spirit
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	21 years															21 years
Number of vessels | floating_storage_unit										1
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability		$ 1,300	1,700								900			2,080
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	$ (400)	(400)	(380)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss		2,900	4,100								$ 2,100			$ 4,726
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(800)	(1,200)	(626)
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ (13,900)	$ (21,700)	$ 3,363